Transactions with related parties (Details 1) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	$ 794	$ 2,185
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	10,846	9,962
S.M.R.L. Chaupiloma Dos de Cajamarca c [Member]
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	5,461	5,144
NVL, USA Limited, Delaware [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	321	79
Newmont USA Limited [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	207	1,523
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	1,067	2,548
Newmont International Service Limited [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	194	0
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	2,059	42
Newmont Global Employment Limited [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	22	0
Newmont Peru S.R.L [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	22	10
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	1,460	1,263
Suriname Gold Company LLC [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	18	567
Newmont Technologies Limited [Member]
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	634	960
Newmont USA Limited Carlin [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	10	0
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	163	0
Others [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	0	6
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	$ 2	$ 5